Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares issuable upon exercise of employee share options excluded from diluted earnings per share computation	0	0	200,000